Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2017
Accounts receivable, net
	2017	2016
	US$’000	US$’000
Accounts receivable	3,917	4,431
Less: Allowance for doubtful debts	(109)	(38)
	3,808	4,393

Age analysis of past due account receivables
	2017	2016
	US$’000	US$’000
Current	1,816	1,789
30-59 days	1,076	1,072
60-89 days	288	852
Greater than or equal to 90 days	628	680
	3,808	4,393

ZHEJIANG TIANLAN
Accounts receivable, net
	2017	2016
	RMB’000	RMB’000
Accounts receivable	222,279	204,166
Less: Allowance for doubtful debts	(41,761)	(39,066)
	180,518	165,100

Age analysis of past due account receivables
	2017	2016
	RMB’000	RMB’000
Within 1 year	128,413	118,476
1 year – 2 years	37,934	31,340
2 years – 3 years	9,158	9,387
3 years – 4 years	4,120	4,593
4 years – 5 years	893	240
Greater than 5 years	-	1,064
	180,518	165,100

ZHEJIANG JIAHUAN
Accounts receivable, net
	2017	2016
	RMB’000	RMB’000
Accounts receivable, gross	91,885	91,069
Less: Allowance for doubtful debts	(32)	(32)
Accounts receivable, net
	91,853	91,037

Age analysis of past due account receivables
	2017	2016
	RMB’000	RMB’000
Balance at beginning and end of the year	(32)	(32)